DEFERRED REVENUE	12 Months Ended
Dec. 31, 2010
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]
8.	DEFERRED REVENUE

The Company receives equity securities from companies for which it provides management services.  Generally the securities are issued in advance of the period over which the service is to be provided, generally one year.  The Company values the equity instruments received based upon the stock prices as of the date we reached an agreement with the third party and defers the related revenue.  The revenue is then recognized over the period earned.  Deferred revenue consists of the following during the years ended December 31, 2010 and 2009.

	2010	2009

Balance at beginning of year	$20,833	$-
Additions:
North American Energy common stock	10,500
Remodel Auction common stock	-	125,000
BreezePlay, Inc. common stock	-	250,000
Amortization	(29,583)	(354,167)
Balance end of year	$1,750	$20,833